SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 95.94%
Communication Services — 1.69%
3,040	Nexstar Media Group, Inc., Class A	$532,091
Consumer Discretionary — 12.85%
29,580	Dana, Inc.	447,545
32,590	G-III Apparel Group Ltd.*	446,809
2,890	Group 1 Automotive, Inc.	521,269
6,080	Malibu Boats, Inc., Class A*	324,064
3,610	Oxford Industries, Inc.	336,380
8,240	Patrick Industries, Inc.	499,344
24,150	Ruth’s Hospitality Group, Inc.	373,842
12,235	Steven Madden Ltd.	391,031
13,320	Taylor Morrison Home Corp.*	404,262
32,534	Tilly’s, Inc., Class A*	294,433

		4,038,979

Consumer Staples — 3.04%
16,330	Hostess Brands, Inc.*	366,445
4,140	John B Sanfilippo & Son, Inc.	336,665
2,370	MGP Ingredients, Inc.	252,121

		955,231

Energy — 6.46%
18,120	Delek US Holdings, Inc.	489,240
23,180	Magnolia Oil & Gas Corp., Class A	543,571
22,140	Par Pacific Holdings, Inc.*	514,755
7,600	PDC Energy, Inc.	482,448

		2,030,014

Financials — 26.55%
4,060	American Financial Group, Inc.	557,357
6,710	Amerisafe, Inc.	348,719
28,420	Columbia Banking System, Inc.	856,295
37,722	Compass Diversified Holdings	687,672
12,150	Independent Bank Group, Inc.	729,972
22,877	Mercantile Bank Corp.	765,922
13,895	Pacific Premier Bancorp, Inc.	438,526
8,990	Pinnacle Financial Partners, Inc.	659,866
5,140	Reinsurance Group of America, Inc.	730,343
4,240	Stock Yards Bancorp, Inc.	275,515
9,670	TriCo Bancshares	493,073
15,790	United Community Banks, Inc.	533,702
25,350	Veritex Holdings, Inc.	711,828
12,310	WSFS Financial Corp.	558,135

		8,346,925

Health Care — 4.20%
9,170	Globus Medical, Inc., Class A*	681,056

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

7,160	Lantheus Holdings, Inc.*	$364,873
5,440	Omnicell, Inc.*	274,285

		1,320,214

Industrials — 15.35%
96,048	ACCO Brands Corp.	536,908
6,270	Arcosa, Inc.	340,712
3,455	Atkore, Inc.*	391,866
6,590	Barrett Business Services, Inc.	614,715
4,584	Builders FirstSource, Inc.*	297,410
21,080	Columbus McKinnon Corp.	684,468
13,796	Ducommun, Inc.*	689,248
16,448	Greenbrier Cos., Inc. (The)	551,502
14,860	Insteel Industries, Inc.	408,947
2,340	NV5 Global, Inc.*	309,629

		4,825,405

Information Technology — 5.66%
5,470	MKS Instruments, Inc.	463,473
5,833	Model N, Inc.*	236,586
1,570	Novanta, Inc.*	213,316
7,000	Onto Innovation, Inc.*	476,630
4,750	Super Micro Computer, Inc.*	389,975

		1,779,980

Materials — 6.17%
4,460	Kaiser Aluminum Corp.	338,782
18,279	Koppers Holdings, Inc.	515,468
5,120	Materion Corp.	448,051
3,150	Reliance Steel & Aluminum Co.	637,686

		1,939,987

Real Estate — 10.69%
82,180	Braemar Hotels & Resorts, Inc., REIT	337,760
17,239	Community Healthcare Trust, Inc., REIT	617,156
8,750	CubeSmart, REIT	352,188
36,480	DiamondRock Hospitality Co., REIT	298,771
2,530	EastGroup Properties, Inc., REIT	374,592
9,504	National Storage Affiliates Trust, REIT	343,284
30,920	RLJ Lodging Trust, REIT	327,443
12,010	STAG Industrial, Inc., REIT	388,043
19,841	UMH Properties, Inc., REIT	319,440

		3,358,677

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Utilities — 3.28%
16,630	Southwest Gas Holdings, Inc.	$1,029,064

Total Common Stocks (Cost $32,688,839)		30,156,567

Exchange Traded Funds — 2.14%
8,110	SPDR S&P Biotech ETF*	673,130

Total Exchange Traded Funds (Cost $742,148)		673,130

Exchange Traded Funds — 1.00%
2,270	iShares Russell 2000 Value ETF	314,781

Total Exchange Traded Funds (Cost $326,496)		314,781

Investment Company — 0.62%
195,489	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	195,489

Total Investment Company (Cost $195,489)		195,489

Total Investments (Cost $33,952,972) — 99.70%		$31,339,967
Other assets in excess of liabilities — 0.30%		94,220

NET ASSETS — 100.00%		$31,434,187

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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